STATEMENT OF OPERATIONS (Q1) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2020
Revenue
Interest Income		$ 4,685,005			$ 5,250,108
Total revenue	$ 1,594,769	4,685,005	$ 3,655,339		5,250,108
Expenses
Management and incentive fees, net (less rebate of $237,743)		876,662			364,194
General and administrative expense		462,518			785,016
Stock-based compensation		1,599,115
Professional fees		135,453			614,019
Total expenses	1,052,319	3,073,748	1,327,100		2,379,419
Provision for current expected credit losses	0	(66,100)	(465,397)		(465,397)
Change in unrealized gains / (losses) on loans at fair value, net	1,563,800	(144,402)	(460)		1,563,340
Net income before income taxes		1,400,755			4,313,632
Income tax expense		0			0
Net income	$ 2,106,250	$ 1,400,755	$ 2,207,382		$ 4,313,632
Earnings per common share:
Basic earnings per common share (in dollars per share)	$ 0.39 [1]	$ 0.20	$ 0.37	[1]	$ 0.76
Diluted earnings per common share (in dollars per share)		$ 0.19
Weighted average number of common shares outstanding:
Basic weighted average shares of common stock outstanding (in shares)	5,376,411	7,144,670	5,908,822		5,694,475
Diluted weighted average shares of common stock outstanding (in shares)		7,485,048

[1]	The sum of per share amounts for the period from July 31, 2020 to September 30, 2020 and the quarter ended December 31, 2020 may differ from the annual per share amounts due to the required method of computing weighted-average number of common shares outstanding in the respective periods and share offerings that occurred during the year.